CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash Flows from Operating Activities
Net income	$ 32,971	$ 18,308
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	68,147	66,907
Amortization of deferred drydocking and special survey costs	3,179	2,614
Amortization of finance costs	7,754	6,630
Exit fees accrued on debt	1,882	913
Stock based compensation		31
Payments for drydocking/special survey costs deferred	(422)	(4,158)
Gain on sale of vessels	(156)	(830)
Amortization of deferred realized losses on interest rate swaps	1,992	1,499
Unrealized gains on derivatives	(16,770)	(4,556)
Realized losses on cash flow hedges deferred in Other Comprehensive Loss		(7,035)
(Increase)/Decrease in
Accounts receivable	(6,928)	(1,263)
Inventories	2,326	(400)
Prepaid expenses	(2)	1,009
Due from related parties	4,612	37,997
Other assets, current and long-term	(1,296)	(3,286)
Increase/(Decrease) in
Accounts payable	(1,409)	4,107
Accrued liabilities	240	5,215
Unearned revenue, current and long term	642	1,154
Other liabilities, current and long-term	1,787	1,307
Net Cash provided by Operating Activities	98,549	126,163
Cash Flows from Investing Activities
Vessels additions, vessel acquisitions and vessels under construction	(17,757)	(375,277)
Net proceeds from sale of vessels	29,875	5,635
Net Cash provided by/(used in) Investing Activities	12,118	(369,642)
Cash Flows from Financing Activities
Proceeds from long-term debt		266,920
Payments of long-term debt	(46,977)	(27,144)
Payments of vendor financing	(28,694)
Deferred finance costs		(100)
Increase of restricted cash	(15,590)	(341)
Net Cash (used in)/provided by Financing Activities	(91,261)	239,335
Net Increase/(Decrease) in Cash and Cash Equivalents	19,406	(4,144)
Cash and Cash Equivalents at beginning of period	55,628	51,362
Cash and Cash Equivalents at end of period	75,034	47,218
Supplementary Cash Flow information
Final installments for delivered vessels financed under Vendor Financing arrangement		$ 124,855